Supplemental Condensed Consolidating Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified							12 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Reclassifications	Mar. 31, 2013 Parent	Dec. 31, 2012 Parent	Dec. 31, 2011 Parent Net current liabilities assumed	Mar. 31, 2013 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries Noncurrent Liabilities
Condensed Financial Statements, Captions [Line Items]
Proceed from sale of accounts receivable due to the receivables facility lender in the event of liquidation	$ 200	$ 250	$ 200
Deferred income tax liability	1,087	1,120	1,117	371	91	92		978	1,000	1,085
Reclassification of negative balance from assets to liabilities							$ 5,247				$ 251